Note 7 (Tables)	12 Months Ended
Dec. 31, 2025
Risk Management [Abstract]
Positive scenario of GDP, unemployment rate and HPI for the main geographies [Table Text Block]
BBVA Research forecasts a maximum of five years for the macroeconomic variables. The following forecasts (positive base and negative scenarios) of the GDP growth, unemployment rate and House Price Index (HPI), for the most relevant countries where they represent a significant factor, provided by BBVA Research, were used for the calculation of the ECL as of December 31, 2025:

POSITIVE SCENARIO OF GDP, UNEMPLOYMENT RATE AND HPI FOR THE MAIN GEOGRAPHICAL AREAS

	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2025	2.94%	9.89%	8.26%	0.69%	2.75%	4.81%	3.82%	8.52%
2026	3.58%	7.08%	7.91%	2.74%	2.99%	4.37%	7.47%	8.65%
2027	5.36%	6.52%	7.34%	3.94%	2.90%	4.17%	9.29%	7.89%
2028	6.75%	6.09%	7.34%	3.65%	2.78%	4.47%	5.77%	7.98%
2029	7.21%	5.81%	7.28%	3.58%	2.70%	4.65%	5.84%	8.29%
2030	6.90%	5.61%	6.44%	3.55%	2.80%	4.63%	5.53%	8.45%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2025	3.35%	5.98%	4.58%	8.17%	2.89%	8.64%
2026	3.87%	6.06%	4.92%	7.97%	4.41%	8.43%
2027	4.03%	5.94%	7.41%	6.91%	4.24%	8.24%
2028	4.15%	5.79%	8.04%	5.77%	4.29%	8.06%
2029	3.91%	5.69%	8.10%	4.80%	4.38%	8.15%
2030	3.79%	5.59%	7.94%	3.97%	4.45%	8.16%
The estimate for the then-following five years of the following rates, used in the measurement of the expected loss as of December 31, 2024, consistent with the latest estimates made public at that date, was:

POSITIVE SCENARIO OF GDP, UNEMPLOYMENT RATE AND HPI FOR THE MAIN GEOGRAPHICAL AREAS

	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2024	3.13%	10.97%	3.01%	1.25%	2.75%	4.57%	3.25%	8.79%
2025	3.48%	8.78%	5.55%	2.48%	3.04%	4.85%	5.97%	9.89%
2026	5.02%	8.17%	6.98%	3.87%	3.03%	4.38%	8.35%	9.27%
2027	6.65%	7.64%	7.96%	3.54%	2.89%	4.82%	6.76%	8.80%
2028	7.05%	7.21%	7.69%	3.58%	2.77%	5.12%	5.88%	8.81%
2029	6.70%	6.96%	6.81%	3.52%	2.73%	5.46%	5.51%	8.96%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2024	3.12%	6.59%	(3.66)%	10.37%	2.16%	10.20%
2025	3.45%	6.55%	7.37%	8.67%	4.09%	10.07%
2026	4.15%	6.44%	8.83%	7.13%	4.68%	9.72%
2027	4.12%	6.31%	8.54%	5.92%	4.23%	9.11%
2028	3.70%	6.20%	8.60%	5.05%	4.21%	8.55%
2029	3.57%	6.12%	8.44%	4.50%	4.22%	7.95%

Base scenario of GDP, unemployment rate and HPI for the main geographies [Table Text Block]

BASE SCENARIO OF GDP, UNEMPLOYMENT RATE AND HPI FOR THE MAIN GEOGRAPHICAL AREAS

	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2025	2.90%	10.58%	8.24%	0.67%	2.75%	4.81%	3.75%	8.53%
2026	2.39%	9.95%	6.67%	1.25%	3.08%	4.38%	3.97%	9.23%
2027	2.03%	9.60%	3.35%	1.71%	3.13%	4.00%	5.46%	9.35%
2028	1.96%	9.30%	1.61%	1.80%	3.06%	3.89%	3.20%	9.75%
2029	1.96%	9.05%	1.20%	1.86%	3.01%	3.88%	4.06%	10.00%
2030	1.99%	8.80%	1.04%	1.90%	3.12%	3.72%	4.03%	10.00%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2025	3.34%	5.98%	4.47%	8.18%	2.68%	8.64%
2026	3.09%	6.10%	3.02%	8.10%	2.81%	8.70%
2027	2.58%	6.07%	3.04%	7.33%	2.76%	8.78%
2028	2.78%	6.00%	2.99%	6.43%	2.98%	8.76%
2029	2.67%	5.95%	3.04%	5.60%	3.13%	8.96%
2030	2.63%	5.90%	2.99%	4.83%	3.22%	9.06%

BASE SCENARIO OF GDP, UNEMPLOYMENT RATE AND HPI FOR THE MAIN GEOGRAPHICAL AREAS

	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2024	3.09%	11.43%	2.99%	1.24%	2.75%	4.57%	3.18%	8.80%
2025	2.29%	10.75%	4.32%	0.99%	3.13%	4.85%	2.48%	10.46%
2026	1.69%	10.35%	2.99%	1.64%	3.25%	4.21%	4.52%	10.73%
2027	1.86%	9.95%	2.24%	1.70%	3.17%	4.23%	4.18%	10.58%
2028	1.80%	9.55%	1.61%	1.87%	3.08%	4.36%	4.11%	10.52%
2029	1.80%	9.25%	1.41%	1.87%	3.04%	4.55%	4.01%	10.51%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2024	3.10%	6.59%	(3.76)%	10.38%	1.96%	10.20%
2025	2.67%	6.59%	5.48%	8.80%	2.49%	10.34%
2026	2.70%	6.57%	4.47%	7.55%	3.19%	10.26%
2027	2.75%	6.52%	3.48%	6.58%	2.92%	9.81%
2028	2.45%	6.47%	3.54%	5.85%	2.96%	9.36%
2029	2.41%	6.42%	3.48%	5.35%	2.99%	8.86%

Negative scenario of GDP, unemployment rate and HPI for the main geographies [Table Text Block]

NEGATIVE SCENARIO OF GDP, UNEMPLOYMENT RATE AND HPI FOR THE MAIN GEOGRAPHICAL AREAS

	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2025	2.86%	11.26%	8.21%	0.63%	2.75%	4.80%	3.69%	8.53%
2026	1.27%	12.81%	5.49%	0.11%	3.15%	4.38%	1.90%	9.55%
2027	(0.95)%	12.65%	(0.17)%	(0.13)%	3.31%	3.86%	2.53%	10.33%
2028	(2.39)%	12.49%	(3.44)%	0.24%	3.30%	3.41%	1.38%	11.01%
2029	(2.95)%	12.28%	(4.28)%	0.40%	3.28%	3.25%	3.16%	11.14%
2030	(2.66)%	11.98%	(3.91)%	0.45%	3.39%	2.96%	3.20%	10.97%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2025	3.16%	5.99%	4.29%	8.18%	2.49%	8.65%
2026	0.98%	6.24%	0.00%	8.32%	0.61%	9.04%
2027	0.31%	6.35%	(2.05)%	7.88%	0.50%	9.56%
2028	0.66%	6.38%	(2.27)%	7.20%	1.22%	9.76%
2029	0.67%	6.41%	(2.03)%	6.48%	1.53%	10.09%
2030	0.73%	6.42%	(1.91)%	5.72%	1.67%	10.29%

NEGATIVE SCENARIO OF GDP, UNEMPLOYMENT RATE AND HPI FOR THE MAIN GEOGRAPHICAL AREAS

	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2024	3.05%	11.88%	2.97%	1.20%	2.75%	4.56%	3.13%	8.80%
2025	1.18%	12.71%	3.15%	(0.16)%	3.20%	4.86%	0.41%	10.79%
2026	(1.30)%	12.50%	(0.53)%	(0.20)%	3.43%	4.07%	1.59%	11.71%
2027	(2.50)%	12.24%	(2.81)%	0.14%	3.41%	3.76%	2.37%	11.83%
2028	(3.11)%	11.88%	(3.87)%	0.40%	3.34%	3.72%	3.21%	11.67%
2029	(2.86)%	11.53%	(3.55)%	0.42%	3.32%	3.79%	3.18%	11.47%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2024	2.92%	6.60%	(3.93)%	10.38%	1.77%	10.21%
2025	0.56%	6.73%	2.46%	9.02%	0.30%	10.68%
2026	0.43%	6.85%	(0.60)%	8.10%	0.93%	11.04%
2027	0.63%	6.90%	(1.79)%	7.35%	1.16%	10.81%
2028	0.46%	6.93%	(1.53)%	6.73%	1.36%	10.49%
2029	0.51%	6.95%	(1.41)%	6.25%	1.44%	10.09%

Expected loss variation as of december [Table Text Block]
Variation in expected loss is determined both by re-staging (that is: in worse scenarios due to the recognition of lifetime credit losses for additional operations that are transferred to stage 2 from stage 1 where 12 months of losses are valued: or vice versa in improvement scenarios) as well as variations in the collective risk parameters (PD and LGD) of each financial instrument due to the changes defined in the macroeconomic forecasts of the scenario. The variation in the expected loss for the Group and the main portfolios and geographical areas is shown below:

EXPECTED LOSS VARIATION AS OF DECEMBER 31, 2025

	BBVA Group				Spain			Mexico				Turkey
GDP	Total Portfolio	Retail	Companies	Debt securities	Total Portfolio	Companies	Retail	Total Portfolio	Companies	Retail	Total Portfolio	Companies	Retail
- 100 bps	161	136	24	1	32	12	20	76	6	70	34	5	28
+100 bps	(168)	(144)	(23)	(1)	(31)	(12)	(19)	(86)	(5)	(81)	(33)	(5)	(27)
Housing price
- 100 bps							29
+100 bps							(28)

EXPECTED LOSS VARIATION AS OF DECEMBER 31, 2024

	BBVA Group				Spain			Mexico			Turkey
GDP	Total Portfolio	Retail	Companies	Debt securities	Total Portfolio	Companies	Retail	Total Portfolio	Companies	Retail	Total Portfolio	Companies	Retail
- 100 bps	153	135	17	1	28	8	20	74	2	72	32	5	27
+100 bps	(170)	(145)	(20)	(1)	(26)	(8)	(18)	(92)	(3)	(89)	(33)	(9)	(21)
Housing price
- 100 bps							28
+100 bps							(27)

Maximum credit risk exposure [Table Text Block]
BBVA Group’s credit risk exposure by headings in the consolidated balance sheets as of December 31, 2025, 2024 and 2023 is provided below. It does not consider the loss allowances and the availability of collateral or other credit enhancements to enable compliance with payment obligations. The details are broken down by category of financial instruments:

MAXIMUM CREDIT RISK EXPOSURE (MILLIONS OF EUROS)

	Notes	December 2025	Stage 1	Stage 2	Stage 3
Financial assets held for trading		90,634
Equity instruments	10	9,901
Debt securities	10	30,846
Loans and advances	10	49,887
Non-trading financial assets mandatorily at fair value through profit or loss		11,272
Equity instruments	11	10,539
Debt securities	11	192
Loans and advances	11	541
Financial assets designated at fair value through profit or loss	12	1,006
Derivatives (trading and hedging)		49,141
Financial assets at fair value through other comprehensive income		58,919
Equity instruments	13	1,360
Debt securities		57,046	57,020	—	25
Loans and advances		513	24	488	—
Financial assets at amortized cost		581,271	536,123	30,765	14,383
Debt securities		73,429	73,387	5	37
Loans and advances to central banks		10,881	10,881	—	—
Loans and advances to credit institutions		24,263	24,230	34	—
Loans and advances to customers		472,697	427,625	30,727	14,346
Total financial assets risk		792,242
Total loan commitments and financial guarantees		312,578	303,063	8,839	676
Loan commitments given	33	227,554	220,990	6,385	179
Financial guarantees given	33	24,865	23,988	739	138
Other commitments given	33	60,159	58,084	1,715	359
Total maximum credit exposure		1,104,820

MAXIMUM CREDIT RISK EXPOSURE (MILLIONS OF EUROS)

	Notes	December 2024	Stage 1	Stage 2	Stage 3
Financial assets held for trading		72,945
Equity instruments	10	6,760
Debt securities	10	27,955
Loans and advances	10	38,230
Non-trading financial assets mandatorily at fair value through profit or loss		10,546
Equity instruments	11	9,782
Debt securities	11	407
Loans and advances	11	358
Financial assets designated at fair value through profit or loss	12	836
Derivatives (trading and hedging)		53,229
Financial assets at fair value through other comprehensive income		59,115
Equity instruments	13	1,451
Debt securities		57,639	55,315	2,309	16
Loans and advances	13	25	25	—	—
Financial assets at amortized cost		514,086	467,910	31,930	14,246
Debt securities		59,070	58,887	149	34
Loans and advances to central banks		8,261	8,261	—	—
Loans and advances to credit institutions		22,668	22,658	8	2
Loans and advances to customers		424,087	378,104	31,772	14,211
Total financial assets risk		710,757
Total loan commitments and financial guarantees		262,233	253,291	8,150	791
Loan commitments given	33	188,515	182,830	5,524	160
Financial guarantees given	33	22,503	21,513	798	192
Other commitments given	33	51,215	48,948	1,828	439
Total maximum credit exposure		972,990

MAXIMUM CREDIT RISK EXPOSURE (MILLIONS OF EUROS)

	Notes	December 2023	Stage 1	Stage 2	Stage 3
Financial assets held for trading		106,749
Equity instruments	10	4,589
Debt securities	10	28,569
Loans and advances	10	73,590
Non-trading financial assets mandatorily at fair value through profit or loss		8,737
Equity instruments	11	7,963
Debt securities	11	484
Loans and advances	11	290
Financial assets designated at fair value through profit or loss	12	955
Derivatives (trading and hedging)		48,747
Financial assets at fair value through other comprehensive income		62,289
Equity instruments	13	1,217
Debt securities		61,047	60,255	771	21
Loans and advances	13	26	26	—	—
Financial assets at amortized cost		463,130	410,590	38,061	14,478
Debt securities		49,544	49,403	108	32
Loans and advances to central banks		7,176	7,176	—	—
Loans and advances to credit institutions		17,498	17,478	18	2
Loans and advances to customers		388,912	336,533	37,935	14,444
Total financial assets risk		690,606
Total loan commitments and financial guarantees		214,283	204,842	8,411	1,030
Loan commitments given	33	152,868	147,376	5,326	165
Financial guarantees given	33	18,839	17,612	998	229
Other commitments given	33	42,577	39,854	2,087	636
Total maximum credit exposure		904,889

Maximum Credit Risk Exposure, accumulated allowances and carrying amount by geographical location [Table Text Block]
The breakdown by geographical area and stage of the maximum credit risk exposure, the accumulated allowances recorded and the carrying amount of the loans and advances to customers recorded at amortized cost as of December 31, 2025, 2024 and 2023 is shown below:

DECEMBER 2025 (MILLIONS OF EUROS)

	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain (1)	261,536	239,762	15,141	6,633	(4,699)	(528)	(602)	(3,569)	256,838	239,235	14,539	3,064
Mexico	100,699	91,333	6,549	2,817	(3,482)	(1,346)	(629)	(1,507)	97,217	89,987	5,919	1,310
Turkey (2)	55,756	48,214	4,866	2,676	(2,011)	(176)	(356)	(1,478)	53,745	48,038	4,510	1,198
South America (3)	53,331	46,988	4,140	2,203	(2,095)	(373)	(299)	(1,423)	51,235	46,614	3,841	780
Others	1,375	1,327	31	16	(9)	(1)	(1)	(7)	1,366	1,326	30	9
Total (4)	472,697	427,625	30,727	14,346	(12,297)	(2,424)	(1,887)	(7,985)	460,401	425,200	28,840	6,361
Of which: individual					(1,304)	(15)	(266)	(1,023)
Of which: collective					(10,992)	(2,409)	(1,622)	(6,962)
(1) Spain includes all countries where BBVA, S.A. operates.
(2) Turkey includes all countries in which Garanti BBVA operates.
(3) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
(4) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2025, the remaining balance was €76 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the relevant instruments or value corrections are made when the losses materialize.

DECEMBER 2024 (MILLIONS OF EUROS)

	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain (1)	232,185	208,969	15,637	7,579	(4,684)	(543)	(631)	(3,510)	227,501	208,426	15,006	4,069
Mexico	91,717	83,053	6,147	2,517	(3,055)	(1,210)	(542)	(1,303)	88,662	81,843	5,605	1,214
Turkey (2)	50,083	42,708	5,534	1,841	(1,784)	(243)	(390)	(1,151)	48,299	42,465	5,144	690
South America (3)	48,897	42,204	4,431	2,262	(2,079)	(393)	(283)	(1,403)	46,818	41,811	4,148	860
Others	1,205	1,170	23	12	(9)	—	(1)	(7)	1,197	1,170	22	4
Total (4)	424,087	378,104	31,772	14,211	(11,611)	(2,389)	(1,847)	(7,374)	412,477	375,715	29,925	6,837
Of which: individual					(1,532)	(13)	(321)	(1,197)
Of which: collective					(10,079)	(2,376)	(1,526)	(6,177)
(1) Spain includes all countries where BBVA, S.A. operates.
(2) Turkey includes all countries in which Garanti BBVA operates.
(3) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
(4) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2024 the remaining balance was €107 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the relevant instruments or value corrections are made when the losses materialize.

DECEMBER 2023 (MILLIONS OF EUROS)

	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain (1)	214,522	183,503	22,953	8,066	(4,593)	(503)	(714)	(3,375)	209,929	183,000	22,239	4,690
Mexico	91,086	81,619	6,995	2,472	(3,049)	(1,097)	(620)	(1,332)	88,037	80,522	6,375	1,140
Turkey (2)	39,058	34,105	3,234	1,719	(1,641)	(167)	(314)	(1,160)	37,416	33,938	2,920	559
South America (3)	43,151	36,237	4,738	2,176	(1,976)	(319)	(377)	(1,280)	41,175	35,918	4,362	896
Others	1,094	1,069	15	11	(10)	—	(1)	(8)	1,085	1,068	14	2
Total ⁽⁴⁾	388,912	336,533	37,935	14,444	(11,269)	(2,087)	(2,026)	(7,156)	377,643	334,446	35,909	7,287
Of which: individual					(1,665)	(15)	(471)	(1,179)
Of which: collective					(9,604)	(2,072)	(1,555)	(5,977)
(1) Spain includes all countries where BBVA, S.A. operates.
(2) Turkey includes all countries in which Garanti BBVA operates.
(3) In South America, BBVA Group operates mainly in Argentina, Colombia, Peru and Uruguay.
(4) The amount of the accumulated allowances includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2023 the remaining balance was €142 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the operations or are applied to the value corrections when the losses materialize.

Maximum credit risk exposure, accumulated allowances and carrying amount by counterparty [Table Text Block]
The breakdown by counterparty of the maximum credit risk exposure, the accumulated allowances recorded, as well as the carrying amount by stages of loans and advances to customers as of December 31, 2025, 2024 and 2023 is shown below:

DECEMBER 2025 (MILLIONS OF EUROS)

	Gross exposure				Accumulated allowances				Net amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
General governments	25,924	25,829	77	18	(18)	(9)	(2)	(8)	25,905	25,820	75	10
Other financial corporations	23,547	23,435	101	11	(25)	(16)	(1)	(7)	23,522	23,419	100	3
Non-financial corporations	221,504	204,454	11,932	5,118	(4,113)	(591)	(561)	(2,961)	217,390	203,862	11,371	2,157
Households	201,723	173,907	18,617	9,199	(8,140)	(1,808)	(1,324)	(5,008)	193,583	172,100	17,293	4,190
Loans and advances to customers	472,697	427,625	30,727	14,346	(12,297)	(2,424)	(1,887)	(7,985)	460,401	425,200	28,840	6,361

DECEMBER 2024 (MILLIONS OF EUROS)

	Gross exposure				Accumulated allowances				Net amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
General governments	22,133	21,982	125	26	(23)	(8)	(7)	(8)	22,111	21,974	118	18
Other financial corporations	17,524	17,040	471	12	(26)	(13)	(5)	(9)	17,497	17,027	467	4
Non-financial corporations	197,521	179,727	12,780	5,014	(4,134)	(639)	(636)	(2,859)	193,386	179,087	12,143	2,156
Households	186,910	159,355	18,396	9,158	(7,427)	(1,729)	(1,199)	(4,499)	179,483	157,627	17,197	4,659
Loans and advances to customers	424,087	378,104	31,772	14,211	(11,611)	(2,389)	(1,847)	(7,374)	412,477	375,715	29,925	6,837

DECEMBER 2023 (MILLIONS OF EUROS)

	Gross exposure				Accumulated allowances				Net amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
General governments	23,294	23,105	164	25	(29)	(9)	(12)	(7)	23,265	23,096	152	18
Other financial corporations	13,271	13,072	187	12	(20)	(9)	(4)	(7)	13,251	13,062	183	6
Non-financial corporations	175,337	154,519	15,299	5,520	(4,274)	(517)	(795)	(2,962)	171,063	154,002	14,503	2,558
Households	177,009	145,837	22,286	8,886	(6,946)	(1,552)	(1,214)	(4,180)	170,063	144,285	21,071	4,706
Loans and advances to customers	388,912	336,533	37,935	14,444	(11,269)	(2,087)	(2,026)	(7,156)	377,643	334,446	35,909	7,287

Loans and advances breakdown by counterparty and product [Table Text Block]
The breakdown by type of counterparty and product, net of loss allowances, and the gross carrying amount by type of counterparty as of December 31, 2025, 2024 and 2023 is shown below:

DECEMBER 2025 (MILLIONS OF EUROS)

	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	9	—	24	3,424	2,735	6,192	6,479
Credit card debt	—	1	—	4	2,585	28,061	30,651	33,113
Commercial debtors		1,019	135	1,600	31,541	131	34,426	34,723
Finance leases	—	162	—	18	10,166	263	10,610	10,862
Reverse repurchase loans	—	181	8,120	563	—	—	8,864	8,865
Other term loans	10,141	23,871	10,418	17,027	168,758	162,253	392,469	401,489
Advances that are not loans	727	665	5,704	4,286	1,530	380	13,292	13,342
LOANS AND ADVANCES	10,869	25,907	24,377	23,522	218,004	193,824	496,503	508,872
By secured loans
Of which: mortgage loans collateralized by immovable property		213	—	889	31,091	102,431	134,624	137,107
Of which: other collateralized loans	—	6,530	8,628	624	11,963	2,970	30,715	30,955
By purpose of the loan
Of which: credit for consumption						74,965	74,965	80,560
Of which: lending for house purchase						103,397	103,397	104,890
By subordination
Of which: project finance loans					5,579		5,579	5,663

DECEMBER 2024 (MILLIONS OF EUROS)

	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	8	—	59	3,140	2,099	5,307	5,521
Credit card debt	—	1	—	3	2,268	25,449	27,721	29,669
Commercial debtors		1,077	71	1,244	29,247	125	31,764	32,023
Finance leases	—	171	—	11	9,672	270	10,125	10,364
Reverse repurchase loans	—	219	9,157	44	—	—	9,420	9,422
Other term loans	7,803	20,519	7,529	11,771	148,167	151,313	347,102	356,002
Advances that are not loans	452	117	5,960	4,365	1,084	353	12,330	12,397
LOANS AND ADVANCES	8,255	22,111	22,719	17,497	193,579	179,610	443,769	455,399
By secured loans
Of which: mortgage loans collateralized by immovable property		245	—	680	29,307	97,627	127,860	130,633
Of which: other collateralized loans	—	6,059	9,628	530	10,996	2,648	29,861	30,129
By purpose of the loan
Of which: credit for consumption						67,446	67,446	72,447
Of which: lending for house purchase						98,570	98,570	100,218
By subordination
Of which: project finance loans					6,669		6,669	6,901

DECEMBER 2023 (MILLIONS OF EUROS)

	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	6	—	73	1,933	1,028	3,040	3,175
Credit card debt	—	1	—	2	1,927	20,959	22,890	24,454
Commercial debtors		960	76	586	23,462	88	25,171	25,346
Finance leases	—	225	—	12	8,940	285	9,463	9,714
Reverse repurchase loans	1,345	—	5,786	92	—	—	7,223	7,234
Other term loans	4,878	21,662	5,329	9,300	134,024	147,491	322,683	331,813
Advances that are not loans	927	412	6,312	3,186	956	324	12,116	12,164
LOANS AND ADVANCES	7,151	23,265	17,502	13,251	171,241	170,175	402,586	413,901
By secured loans
Of which: mortgage loans collateralized by immovable property		271	—	526	24,829	96,772	122,397	125,328
Of which: other collateralized loans	1,347	6,933	4,558	465	10,938	2,430	26,671	26,963
By purpose of the loan
Of which: credit for consumption						59,892	59,892	64,303
Of which: lending for house purchase						97,555	97,555	99,224
By subordination
Of which: project finance loans					7,181		7,181	7,743

Impaired loans and advances at amortized cost covered by collateral [Table Text Block]
The disclosure of impaired loans and advances at amortized cost covered by collateral (see Note 7.2.5), shown by type of collateral, as of December 31, 2025, 2024 and 2023, is the following:

IMPAIRED LOANS AND ADVANCES AT AMORTIZED COST COVERED BY COLLATERAL (MILLIONS OF EUROS)

	Maximum exposure to credit risk	Of which secured by collateral
		Residential properties	Commercial properties	Cash	Others	Financial
December 2025	14,346	2,496	495	7	83	907
December 2024	14,213	2,889	573	8	91	1,153
December 2023	14,446	3,167	771	5	91	1,226

Guarantees Received [Table Text Block]
The value of guarantees received as of December 31, 2025, 2024 and 2023, is the following:

GUARANTEES RECEIVED (MILLIONS OF EUROS)

	2025	2024	2023
Value of collateral	151,746	144,844	136,141
Of which: guarantees normal risks under special monitoring	11,626	11,318	14,274
Of which: guarantees non-performing risks	3,081	3,562	4,035
Value of other guarantees	65,944	56,589	53,462
Of which: guarantees normal risks under special monitoring	3,999	4,273	4,864
Of which: guarantees non-performing risks	907	1,153	1,226
Total value of guarantees received	217,690	201,433	189,602

Probability of default of loans and advances to customers and contingent risk and commitments [Table Text Block]

PROBABILITY OF DEFAULT (BASIS POINTS) AND INTERNAL RATING

		2025		2024		2023
		Subject to 12 month ECL (stage 1)	Subject to lifetime ECL (stage 2)	Subject to 12 month ECL (stage 1)	Subject to lifetime ECL (stage 2)	Subject to 12 month ECL (stage 1)	Subject to lifetime ECL (stage 2)
Internal rating	PDs	%	%	%	%	%	%
AAA	0 to 2	5.2	—	3.2	—	3.8	—
AA+ to AA-	2 to 5	13.8	—	9.0	—	10.7	0.2
A+ to A-	5 to 11	19.1	0.1	17.1	—	25.4	0.5
BBB+ to BBB-	11 to 39	24.6	0.5	29.7	0.6	21.7	1.3
BB+ to BB-	39 to 194	21.2	1.4	23.5	1.7	20.6	2.1
B+ to B-	194 to 1,061	9.5	1.7	10.2	1.6	8.7	2.2
CCC+ to CCC-	1,061 to 2,121	1.1	0.7	1.2	0.5	1.0	0.6
CC+ to C	> 2,121	0.5	0.6	0.7	0.9	0.5	0.8
	Total	95.1	4.9	94.5	5.5	92.4	7.6

Impaired secured loans risks [Table Text Block]
The breakdown of loans and advances within financial assets at amortized cost by type of counterparty, including their respective gross carrying amount, impaired amount and accumulated impairment as of December 31, 2025, 2024 and 2023 is as follows:

DECEMBER 2025 (MILLIONS OF EUROS)

	Gross carrying amount	Impaired loans and advances	Accumulated impairment
Central banks	10,881	—	(12)
General governments	25,924	18	(18)
Credit institutions	24,263	—	(20)
Other financial corporations	23,547	11	(25)
Non-financial corporations	221,504	5,118	(4,113)
Households	201,723	9,199	(8,140)
LOANS AND ADVANCES	507,842	14,346	(12,329)

DECEMBER 2024 (MILLIONS OF EUROS)

	Gross carrying amount	Impaired loans and advances	Accumulated impairment
Central banks	8,261	—	(6)
General governments	22,133	26	(23)
Credit institutions	22,668	2	(13)
Other financial corporations	17,524	12	(26)
Non-financial corporations	197,521	5,014	(4,134)
Households	186,910	9,158	(7,427)
LOANS AND ADVANCES	455,016	14,213	(11,630)

DECEMBER 2023 (MILLIONS OF EUROS)

	Gross carrying amount	Impaired loans and advances	Accumulated impairment
Central banks	7,176	—	(25)
General governments	23,294	25	(29)
Credit institutions	17,498	2	(21)
Other financial corporations	13,271	12	(20)
Non-financial corporations	175,337	5,520	(4,274)
Households	177,009	8,886	(6,946)
LOANS AND ADVANCES	413,585	14,446	(11,316)

Changes in impaired financial assets and guarantees given [Table Text Block]
The changes during the years 2025, 2024 and 2023 of impaired financial assets and guarantees given are as follows:

CHANGES IN IMPAIRED FINANCIAL ASSETS AND GUARANTEES GIVEN (MILLIONS OF EUROS)

	2025	2024	2023
Balance at the beginning	14,891	15,362	14,521
Additions	13,143	12,255	11,066
Decreases (1)	(6,893)	(7,346)	(5,795)
Net additions	6,250	4,909	5,272
Amounts written-off	(4,534)	(4,559)	(3,770)
Exchange differences and other	(1,708)	(820)	(660)
Balance at the end	14,900	14,891	15,362
(1) Reflects the total amount of impaired loans and advances derecognized from the consolidated balance sheet throughout the period as a result of monetary recoveries as well as mortgage foreclosures and real estate assets received in lieu of payment.

Changes in impaired financial assets written off from the balance sheet [Table Text Block]
The changes during the years 2025, 2024 and 2023 in financial assets derecognized from the consolidated balance sheet as their recovery is considered unlikely ("write-offs"), is shown below:

CHANGES IN IMPAIRED FINANCIAL ASSETS WRITTEN-OFF FROM THE BALANCE SHEET (MILLIONS OF EUROS)

	Notes	2025	2024	2023
Balance at the beginning		25,343	24,787	22,595
Companies held for sale		—	—	—
Increase		3,973	3,547	3,841
Decrease:		(4,199)	(2,801)	(2,035)
Re-financing or restructuring		(1)	(1)	(1)
Cash recovery	47	(396)	(403)	(369)
Foreclosed assets		(2)	(1)	(3)
Sales (1)		(2,831)	(1,719)	(1,201)
Debt forgiveness		(717)	(669)	(410)
Time-barred debt and other causes		(251)	(8)	(51)
Net exchange differences		(138)	(189)	385
Balance at the end		24,978	25,343	24,787
(1) Includes principal and interest.

Changes in gross accounting balances of loans and advances at amortized cost [Table Text Block]
Movements, measured over a 12-month period, in gross accounting balances and accumulated loss allowances during 2025, 2024 and 2023 are recorded on the consolidated balance sheet as of December 31, 2025, 2024 and 2023 in order to cover the estimated impairment or reversal of impairment on loans and advances at fair value with changes through other comprehensive income and in loans and advances at amortized cost:

CHANGES IN GROSS CARRYING AMOUNT OF LOANS AND ADVANCES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME AND AT AMORTIZED COST. YEAR 2025 (MILLIONS OF EUROS)

	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	409,023	31,780	14,213	455,016
Transfers of financial assets:	(6,114)	4,337	1,777	—
from stage 1 to stage 2	(11,473)	11,473	—	—
from stage 2 to stage 1	6,746	(6,746)	—	—
to stage 3	(2,784)	(1,704)	4,488	—
from stage 3	1,397	1,314	(2,711)	—
Net annual origination of financial assets	71,144	(2,835)	2,025	70,335
Becoming write-offs	(428)	(104)	(3,634)	(4,165)
Changes in model / methodology	—	—	—	—
Foreign exchange	(11,291)	(1,310)	(394)	(12,996)
Modifications that do not result in derecognition	(23)	133	180	290
Other	450	(754)	180	(124)
Balance at the end	462,761	31,248	14,346	508,355

CHANGES IN GROSS CARRYING AMOUNT OF LOANS AND ADVANCES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME AND AT AMORTIZED COST. YEAR 2024 (MILLIONS OF EUROS)

	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	361,186	37,953	14,446	413,585
Transfers of financial assets:	(4,032)	1,625	2,407	—
from stage 1 to stage 2	(11,840)	11,840	—	—
from stage 2 to stage 1	9,830	(9,830)	—	—
to stage 3	(3,260)	(1,949)	5,208	—
from stage 3	1,238	1,564	(2,801)	—
Net annual origination of financial assets	64,222	(6,378)	1,108	58,952
Becoming write-offs	(333)	(112)	(3,149)	(3,594)
Foreign exchange	(13,508)	(1,137)	(557)	(15,203)
Modifications that do not result in derecognition	29	78	36	144
Other	1,460	(250)	(78)	1,131
Balance at the end	409,023	31,780	14,213	455,016

CHANGES IN GROSS CARRYING AMOUNT OF LOANS AND ADVANCES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME AND AT AMORTIZED COST. YEAR 2023 (MILLIONS OF EUROS)

	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	341,944	33,636	13,493	389,073
Transfers of financial assets:	(11,647)	10,463	1,184	—
from stage 1 to stage 2	(18,172)	18,172	—	—
from stage 2 to stage 1	7,639	(7,639)	—	—
to stage 3	(3,203)	(2,297)	5,500	—
from stage 3	2,089	2,226	(4,316)	—
Net annual origination of financial assets	34,334	(5,233)	2,663	31,764
Becoming write-offs	(186)	(76)	(2,889)	(3,150)
Foreign exchange	(2,833)	(635)	(369)	(3,838)
Modifications that do not result in derecognition	(60)	(16)	476	401
Other	(365)	(187)	(112)	(665)
Balance at the end	361,186	37,953	14,446	413,585

Sensitivity to interest rate and credit spread analysis [Table Text Block]
The tables below shows the profile of average structural interest rate risk and credit spread risk of the fixed income portfolio in the banking book classified as "Financial assets at fair value through other comprehensive income" in terms of sensitivities of the main currencies for the BBVA Group in 2025 and 2024:

SENSITIVITY TO INTEREST RATE AND CREDIT SPREAD ANALYSIS. YEAR 2025

	Interest rate risk				Credit spread
	Impact on net interest income (1)		Impact on economic value (2)		Impact on economic value (2)
	100 basis point increase	100 basis point decrease	100 basis point increase	100 basis point decrease	100 basis point increase
Euro	[0.5% , 1.5%]	[-1.5% , -0.5%]	[-2.5% , -1.5%]	[1.5% , 2.5%]	[-1.5% , -0.5%]
Mexican peso	[0.5% , 1.5%]	[-1.5% , -0.5%]	[-1.5% , -0.5%]	[0.5% , 1.5%]	[-0.5% , 0.5%]
U.S. dollar	[0.5% , 1.5%]	[-1.5% , -0.5%]	[0.5% , 1.5%]	[-1.5% , -0.5%]	[-0.5% , 0.5%]
Turkish lira	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]
Other	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]
BBVA Group	[1.5% , 2.5%]	[-2.5% , -1.5%]	[-4.5% , -3.5%]	[2.5% , 3.5%]	[-1.5% , -0.5%]
(1) Percentage of "12 months" net interest income for the BBVA Group.
(2) Percentage of CET1 December 2025 (Fully Loaded) for BBVA Group.

SENSITIVITY TO INTEREST RATE AND CREDIT SPREAD ANALYSIS. YEAR 2024

	Interest rate risk				Credit spread
	Impact on net interest income (1)		Impact on economic value (2)		Impact on economic value (2)
	100 basis point increase	100 basis point decrease	100 basis point increase	100 basis point decrease	100 basis point increase
Euro	[0.5% , 1.5%]	[-1.5% , -0.5%]	[-2.5% , -1.5%]	[0.5% , 1.5%]	[-1.5% , -0.5%]
Mexican peso	[0.5% , 1.5%]	[-1.5% , -0.5%]	[-1.5% , -0.5%]	[0.5% , 1.5%]	[-0.5% , 0.5%]
U.S. dollar	[0.5% , 1.5%]	[-1.5% , -0.5%]	[0.5% , 1.5%]	[-1.5% , -0.5%]	[-0.5% , 0.5%]
Turkish lira	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]
Other	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]	[-0.5% , 0.5%]
BBVA Group	[1.5% , 2.5%]	[-3.5% , -2.5%]	[-3.5% , -2.5%]	[2.5% , 3.5%]	[-1.5% , -0.5%]
(1) Percentage of "12 months" net interest income for the BBVA Group.
(2) Percentage of CET1 December 2024 (Fully Loaded) for BBVA Group.

Changes in allowances of loans and advances at amortized cost [Table Text Block]

CHANGES IN ALLOWANCES OF LOANS AND ADVANCES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME AND AT AMORTIZED COST. YEAR 2025 (MILLIONS OF EUROS)

	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	(2,406)	(1,848)	(7,375)	(11,630)
Transfers of financial assets:	157	(349)	(3,498)	(3,690)
from stage 1 to stage 2	117	(870)	—	(753)
from stage 2 to stage 1	(60)	320	—	260
to stage 3	109	282	(4,030)	(3,639)
from stage 3	(9)	(81)	532	442
Net annual origination of allowances	(864)	(254)	(455)	(1,573)
Becoming write-offs	413	100	3,283	3,796
Changes in model / methodology	—	—	—	—
Foreign exchange	86	204	446	737
Modifications that do not result in derecognition	2	(13)	(515)	(525)
Other	158	207	128	493
Balance at the end	(2,455)	(1,953)	(7,985)	(12,394)

CHANGES IN ALLOWANCES OF LOANS AND ADVANCES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME AND AT AMORTIZED COST. YEAR 2024 (MILLIONS OF EUROS)

	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	(2,131)	(2,026)	(7,158)	(11,316)
Transfers of financial assets:	105	(370)	(2,766)	(3,031)
from stage 1 to stage 2	103	(697)	—	(594)
from stage 2 to stage 1	(53)	327	—	275
to stage 3	93	146	(3,498)	(3,259)
from stage 3	(38)	(146)	732	548
Net annual origination of allowances	(1,059)	10	(1,125)	(2,174)
Becoming write-offs	321	107	2,909	3,337
Foreign exchange	325	213	1,075	1,613
Modifications that do not result in derecognition	3	35	(342)	(304)
Other	30	183	33	246
Balance at the end	(2,406)	(1,848)	(7,375)	(11,630)

CHANGES IN ALLOWANCES OF LOANS AND ADVANCES AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME AND AT AMORTIZED COST. YEAR 2023 (MILLIONS OF EUROS)

	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning	(2,065)	(1,942)	(7,284)	(11,291)
Transfers of financial assets:	73	(336)	(2,527)	(2,790)
from stage 1 to stage 2	118	(681)	—	(563)
from stage 2 to stage 1	(113)	323	—	210
to stage 3	81	120	(2,935)	(2,734)
from stage 3	(13)	(97)	408	297
Net annual origination of allowances	(466)	(148)	(232)	(846)
Becoming write-offs	147	71	2,853	3,071
Foreign exchange	(52)	44	169	160
Modifications that do not result in derecognition	3	49	(304)	(252)
Other	229	235	167	631
Balance at the end	(2,131)	(2,026)	(7,158)	(11,316)

Sensitivity to one percent of the average rate in the main currencies [Table Text Block]
For the years 2025, 2024 and 2023, the estimated sensitivities (in absolute terms) of the result attributable to the parent company are shown below, taking into account the coverage, against depreciations and appreciations of 1% of the average rate in the main currencies. To the extent that hedging positions are periodically modulated, the sensitivity estimate attempts to reflect an average (or effective) sensitivity in the year:

SENSITIVITY TO 1% CHANGE (MILLIONS OF EUROS)

Currency	2025	2024	2023
Mexican peso	11.4	27.8	25.8
Turkish lira	4.3	3.3	4.4
Peruvian sol	1.7	1.4	0.9
Chilean peso	0.4	0.2	0.2
Colombian peso	0.7	0.4	1.0
Argentine peso	1.3	1.8	1.3
U.S. dollar	3.3	0.3	0.2

VaR by Risk factor [Table Text Block]
As of December 31, 2025, 2024 and 2023 the VaR was €29 million, €34 million and €36 million, respectively, with the following breakdown:

VaR BY RISK FACTOR (MILLIONS OF EUROS) ⁽¹⁾

	Interest/Spread risk	Currency risk	Stock-market risk	Vega/Correlation risk	Diversification effect ⁽²⁾	Total
2025
VaR average in the year	39	8	1	5	(20)	33
VaR max in the year	45	12	1	4	(19)	44
VaR min in the year	33	6	1	5	(21)	24
End of period VaR	34	9	1	5	(20)	29
2024
VaR average in the year	41	7	2	6	(20)	37
VaR max in the year	55	10	2	7	(23)	50
VaR min in the year	33	7	2	6	(19)	28
End of period VaR	37	5	2	4	(14)	34
2023
VaR average in the year	36	8	2	7	(22)	31
VaR max in the year	43	6	17	8	(33)	42
VaR min in the year	23	9	—	9	(23)	19
End of period VaR	41	6	4	8	(23)	36
(1) The maximum and minimum VaR figures show the VaR figures for the day on which said maximum and minimum VaRs occurred in the relevant year, by type of risk.
(2) The diversification effect is the difference between the sum of the average individual risk factors and the total VaR figure that includes the implied correlation between all the variables and scenarios used in the measurement.

Impact of the stress test [Table Text Block]
The impact of the stress test under multivariable simulation of the risk factors of the portfolio based on the expected shortfall (expected shortfall calculated at a 97.5% confidence level, 20 days) as of December 31, 2025 is as follows:

IMPACT OF THE STRESS TEST (MILLIONS OF EUROS)

	Europe	Mexico	Peru	Venezuela	Argentina	Colombia	Turkey
Expected shortfall	(129)	(66)	(17)	—	(39)	(4)	(17)

Effect offsetting for derivatives and securities operation [Table Text Block]
A summary of the effect of offsetting (via netting and collateral) for derivatives and securities operations is presented below as of December 31, 2025, 2024 and 2023:

EFFECT OF OFFSETTING FOR DERIVATIVES AND SECURITIES OPERATION (MILLIONS OF EUROS)

					Gross amounts not offset in the consolidated balance sheets
	Notes	Gross amounts recognized (A)	Gross amounts offset in the consolidated balance sheets (B)	Net amount presented in the consolidated balance sheets (C=A-B)	Financial instruments	Cash collateral received/ pledged	Net amount ⁽¹⁾
December 2025
Trading and hedging derivatives	10 / 15	40,930	7,809	33,122	21,478	11,075	569
Reverse repurchase, securities borrowing and similar agreements		80,537	24,459	56,078	55,949	—	129
Total assets		121,468	32,268	89,199	77,427	11,075	698
Trading and hedging derivatives	10 / 15	40,087	7,809	32,278	21,478	8,739	2,061
Repurchase, securities lending and similar agreements		103,538	24,459	79,079	78,887	192	—
Total liabilities		143,626	32,268	111,357	100,365	8,931	2,061
December 2024
Trading and hedging derivatives	10 / 15	45,523	8,362	37,161	27,446	9,566	148
Reverse repurchase, securities borrowing and similar agreements		65,401	19,397	46,005	45,959	—	46
Total assets		110,924	27,759	83,165	73,405	9,566	194
Trading and hedging derivatives	10 / 15	43,924	8,362	35,562	27,446	7,658	458
Repurchase, securities lending and similar agreements		87,893	19,397	68,497	68,497	—	—
Total liabilities		131,818	27,759	104,059	95,943	7,658	458
December 2023
Trading and hedging derivatives	10 / 15	44,641	8,866	35,775	25,171	9,532	1,072
Reverse repurchase, securities borrowing and similar agreements		80,227	—	80,227	79,980	—	248
Total assets		124,869	8,866	116,003	105,151	9,532	1,320
Trading and hedging derivatives	10 / 15	44,536	8,866	35,670	27,354	7,013	1,303
Repurchase, securities lending and similar agreements		104,920	—	104,920	104,920	—	—
Total liabilities		149,456	8,866	140,590	132,274	7,013	1,303
(1) It corresponds to the aggregation of the net amounts presented in the balance sheet, less the gross amount which is not offset in the balance sheet, corresponding to each Group entity that records a deficit in this regard.

LtSCD by LMU [Table Text Block]
The performance of the indicators show that the funding structure remained steady during 2025, 2024 and 2023, in the sense that all LMU held self-funding levels with stable customer resources above the requirements.

LtSCD BY LMU

	2025	2024	2023
Group (average)	105%	102%	99%
BBVA, S.A.	105%	101%	100%
BBVA Mexico	115%	115%	102%
Garanti BBVA	92%	90%	78%
Other LMU	103%	99%	104%

LCR main LMU [Table Text Block]

LCR MAIN LMU

	2025	2024	2023
Group	143%	134%	149%
BBVA, S.A.	162%	156%	178%
BBVA Mexico	161%	146%	192%
Garanti BBVA	159%	141%	212%

Liquidity available by instrument [Table Text Block]
The table below shows the liquidity available by instrument as of December 31, 2025, 2024 and 2023 for the most significant entities based on prudential supervisor’s information (Commission Implementing Regulations (EU) 2021/451 of December 17, 2020):

LIQUIDITY AVAILABLE BY INSTRUMENT (MILLIONS OF EUROS)

	BBVA, S.A.			BBVA Mexico			Garanti BBVA			Other
	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Cash and withdrawable central bank reserves	25,248	16,004	43,931	9,821	12,001	9,712	12,960	10,344	9,899	6,988	8,101	5,921
Level 1 tradable assets	57,595	50,199	31,606	18,785	8,783	20,345	5,553	6,402	6,117	11,343	8,749	8,429
Level 2A tradable assets	623	194	919	182	327	246	—	—	—	32	—	—
Level 2B tradable assets	4,424	3,762	2,916	171	159	132	—	—	—	13	31	—
Other tradable assets	42,405	46,537	44,324	748	598	469	943	816	398	586	926	753
Non-tradable assets eligible for central banks	651	11	—	—	—	—	—	—	—	—	—	—
Cumulated counterbalancing capacity	130,946	116,706	123,696	29,707	21,869	30,903	19,456	17,562	16,414	18,962	17,806	15,102

NSFR main LMU [Table Text Block]
The NSFR of BBVA Group and its main LMU as of December 31, 2025, 2024 and 2023, was the following:

NSFR MAIN LMU

	2025	2024	2023
Group	126%	127%	131%
BBVA, S.A.	117%	119%	120%
BBVA Mexico	132%	131%	140%
Garanti BBVA	144%	149%	178%

Residual maturities by contractual periods [Table Text Block]
Below is a matrix of residual maturities by contractual periods based on supervisory prudential reporting as of December 31, 2025, 2024 and 2023:

DECEMBER 2025. CONTRACTUAL MATURITIES (MILLIONS OF EUROS)

	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	14,413	43,789	—	—	—	—	—	—	—	—	58,202
Deposits in credit entities	—	5,953	868	1,056	962	1,430	670	1,186	112	66	12,303
Deposits in other financial institutions	—	4,505	1,626	1,315	846	726	2,941	2,654	2,059	2,060	18,732
Reverse repo, securities borrowing and margin lending	2,061	51,418	9,957	4,566	1,707	2,320	7,223	1,933	669	113	81,967
Loans and advances	—	40,574	40,625	30,638	19,096	22,144	49,496	41,730	58,930	114,633	417,866
Securities' portfolio settlement	—	4,598	3,947	9,016	4,451	8,405	18,718	8,361	29,414	47,407	134,317

DECEMBER 2025. CONTRACTUAL MATURITIES (MILLIONS OF EUROS)

	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
LIABILITIES
Wholesale funding	—	5,139	4,481	7,210	4,872	7,653	13,261	4,252	9,584	32,528	88,980
Deposits from financial institutions	3,151	4,504	1,394	775	622	765	936	321	601	550	13,619
Deposits from other financial institutions and international agencies	8,003	12,649	4,606	1,684	823	1,065	1,798	302	361	550	31,841
Customer deposits	345,742	67,090	25,358	13,345	5,668	6,638	2,056	1,176	1,062	465	468,600
Security pledge funding	1,299	89,726	14,794	5,108	1,407	2,047	3,656	507	288	564	119,396
Derivatives, net	—	58	103	167	465	(87)	145	104	(79)	(807)	69

DECEMBER 2024. CONTRACTUAL MATURITIES (MILLIONS OF EUROS)

	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	11,125	38,087	—	—	—	—	—	—	—	—	49,212
Deposits in credit entities	—	5,246	541	1,165	647	918	861	351	33	41	9,805
Deposits in other financial institutions	—	2,677	1,642	970	929	1,130	1,577	1,526	1,369	681	12,502
Reverse repo, securities borrowing and margin lending	—	34,310	10,594	5,025	1,911	3,138	5,782	3,675	3,008	122	67,565
Loans and advances	—	34,605	38,547	29,770	16,928	19,715	44,537	34,618	51,469	105,649	375,837
Securities' portfolio settlement	—	2,861	2,741	6,084	2,531	5,922	20,625	20,053	21,972	44,850	127,640

DECEMBER 2024. CONTRACTUAL MATURITIES (MILLIONS OF EUROS)

	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
LIABILITIES
Wholesale funding	—	2,484	4,816	5,536	3,347	3,685	8,517	11,386	7,530	28,306	75,608
Deposits from financial institutions	2,600	6,070	476	644	130	732	558	242	570	743	12,765
Deposits from other financial institutions and international agencies	6,950	9,247	2,466	1,584	922	503	1,256	477	433	742	24,581
Customer deposits	318,252	50,789	23,758	11,580	3,888	4,329	2,055	569	834	787	416,841
Security pledge funding	—	74,614	14,093	5,452	2,355	4,157	2,223	366	1,454	445	105,159
Derivatives, net	—	(388)	(73)	(142)	70	142	549	(122)	5	(87)	(46)

DECEMBER 2023. CONTRACTUAL MATURITIES (MILLIONS OF EUROS)

	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	10,353	61,678	—	—	—	—	—	—	—	—	72,031
Deposits in credit entities	—	4,676	393	543	594	602	602	136	24	102	7,672
Deposits in other financial institutions	—	1,288	1,261	1,049	385	649	2,019	965	974	1,291	9,882
Reverse repo, securities borrowing and margin lending	—	42,407	21,683	6,890	3,398	2,596	3,319	3,817	2,133	139	86,382
Loans and advances	—	28,644	30,850	28,239	16,434	19,029	41,267	32,769	45,116	104,086	346,433
Securities' portfolio settlement	—	2,167	6,011	2,633	2,578	11,950	15,266	14,016	29,245	34,558	118,424

DECEMBER 2023. CONTRACTUAL MATURITIES (MILLIONS OF EUROS)

	Demand	Up to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 3 years	3 to 5 years	Over 5 years	Total
LIABILITIES
Wholesale funding	—	1,187	3,889	8,518	4,935	4,225	10,296	7,990	11,175	22,424	74,639
Deposits from financial institutions	2,092	3,669	1,076	715	119	605	795	46	198	695	10,011
Deposits from other financial institutions and international agencies	8,507	5,526	2,806	1,036	834	841	1,033	618	695	638	22,535
Customer deposits	304,096	44,745	16,225	11,855	3,905	5,500	1,753	1,029	758	1,092	390,959
Security pledge funding	—	86,908	30,028	6,107	2,274	1,821	2,630	1,111	2,060	677	133,615
Derivatives, net	—	(21)	(30)	6	(62)	(267)	69	45	(135)	(2,616)	(3,009)

Wholesale financing transactions carried out by group entities [Table Text Block]

Issuer	Type of issue	Date of issue	Nominal (millions)	Currency	Coupon	Early redemption	Maturity date
BBVA, S.A.	AT1	Jan-25	1,000	USD	7.750%	Jan-32	Perpetual
	Tier 2	Feb-25	1,000	EUR	4.000%	Feb-32	Feb-37
	Senior non-preferred	Jul-25	1,000	EUR	3.125%	_	Jul-30
	Senior non-preferred	Aug-25	1,000	EUR	3.750%	_	Aug-35
	AT1	Nov-25	1,000	EUR	5.625%	Nov-32	Perpetual

Encumbered and unencumbered asstes [Table Text Block]
As of December 31, 2025, 2024 and 2023, the encumbered (those provided as collateral for certain liabilities) and unencumbered assets are broken down as follows:

ENCUMBERED AND UNENCUMBERED ASSETS (MILLIONS OF EUROS)

	Encumbered assets						Unencumbered assets
	Book value			Fair value			Book value			Fair value
	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Assets	69,272	68,268	78,586				790,304	704,134	696,972
Equity instruments	1,964	834	592	1,968	834	592	19,836	17,159	13,176	19,836	17,159	13,176
Debt securities	42,016	43,404	51,458	43,910	45,639	50,818	120,408	102,333	88,976	120,408	102,333	88,976
Loans and advances and other assets	25,291	24,030	26,535				650,060	584,641	594,821

Collateral pledges received [Table Text Block]
As of December 31, 2025, 2024 and 2023, collateral pledges received mainly due to repurchase agreements and securities lending, and those which could be committed in order to obtain funding are provided below:

COLLATERAL RECEIVED (MILLIONS OF EUROS)

	Fair value of encumbered collateral received or own debt certificates issued			Fair value of collateral received or own debt certificates issued available for encumbrance			Fair value of collateral received or own debt certificates issued not available for encumbrance
	2025	2024	2023	2025	2024	2023	2025	2024	2023
Collateral received	49,726	40,877	73,836	17,783	14,917	14,825	1,634	1,151	996
Equity instruments	190	215	1,019	675	162	51	—	—	—
Debt securities	49,536	40,663	72,817	17,107	14,754	14,774	1,634	1,151	996
Loans and advances and other assets	—	—	—	—	—	—	—	—	—
Own debt certificates issued other than own covered bonds or ABSs	—	—	—	63	66	74	—	—	—

Sources of encumbrance [Table Text Block]
As of December 31, 2025, 2024 and 2023, financial liabilities issued related to encumbered assets in financial transactions as well as their book value were as follows:

SOURCES OF ENCUMBRANCE (MILLIONS OF EUROS)

	Matching liabilities, contingent liabilities or securities lent			Assets, collateral received and own debt certificates issued other than covered bonds and ABSs encumbered
	2025	2024	2023	2025	2024	2023
Book value of financial liabilities	116,511	109,833	151,766	117,052	107,067	149,853
Derivatives	17,092	17,047	15,895	15,377	14,698	13,756
Deposits	92,586	84,604	126,777	94,577	81,938	126,543
Outstanding subordinated debt	6,833	8,182	9,094	7,097	10,431	9,554
Other sources	820	1,141	1,066	1,946	2,079	2,568